Property and Equipment (Tables)	12 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

The Company’s property and equipment at June 30, 2025 and 2024 consisted of the following:

	Estimated Useful Life	June 30, 2025	June 30, 2024

Motor Vehicle	5 years	$51,741	$51,741
Property and equipment, gross		51,741	51,741
Less accumulated depreciation		(31,619)	(24,608)

Property and equipment, net		$20,122	$27,133